--------------------------------------------------------------------------------

                                                            600 FIFTH AVENUE
                                                            NEW YORK, N.Y. 10020
BACK BAY FUNDS, INC.                                        (212) 830-5220

================================================================================

December 29, 1999

Dear Shareholder:

In spite of benign inflation data reported in the U. S. and improving labor productivity, interest rates have risen by over 1.5% in 1999. Interest rates have risen in response to the Federal Reserve's complete reversal of the three interest rate easings in 1998 when the global economy was at risk of experiencing deflation. Ten year single A rated corporate bonds now yield 7.55% and 30 year mortgage rates are currently at 8.25%, a significant rise from 5.72% and 6.25% respectively at the beginning of the year. With reported inflation currently running at around 1.1% on a GDP deflator basis, real interest rates may be reaching levels that could slow the pace of economic growth. Interest rate hawks, however, point to potential future pressure on inflation from a surging stock market, accelerating retail sales, tight labor markets, excessive money growth, and record current account and trade deficit data as they lobby for Federal Reserve tightening to stay ahead of the curve.

The U. S bond market, as represented by the Lehman Aggregate Index, has returned -0.04% since December 1, 1998 and remains on track to record only its second calendar year of negative returns since its inception in 1978. The year following 1994, the only other year of negative returns, saw bond returns improve significantly as prudent Federal Reserve action in 1994 prevented inflation from threatening more aggressive restraint. While we expect the Federal Reserve to have to increase interest rates in the early part of 2000, we expect that global growth, including U. S. economic growth, will slow in response to lower capital and consumer spending throughout the year.

On a net of fees basis Class A shares under performed the benchmark during the fiscal year ending November 30th due to its longer duration relative to that of the Aggregate index. Class A shares returned -0.45% versus 0.04% for the Lehman Aggregate benchmark. During this period corporate yield premiums, especially for the high yield and emerging market sectors, have positively responded to the continued improvement in economic growth by narrowing. We expressed this expectation in our last shareholder letter in May. While the portfolio experienced positive relative performance from spread compression, the negative impact of rising interest rates was greater. The portfolio maturity structure remains longer than that of the index but concentrated in the 8 to 20 year portion of the yield curve. In addition the portfolio remains over weighted in the corporate, Yankee, and Canadian government sectors, since corporate spreads are still in excess of 1.5 standard deviations undervalued relative to their average yield premium over a 28 year history. We expect the return of dealer liquidity to the bond market combined with passage of Y2K concerns will cause corporate yield spreads to improve considerably early in the new year.

Sincerely,


/s/Edgar M. Reed


Edgar M. Reed
Executive Vice President and Chief Investment Officer
Back Bay Advisors, L.P.

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

BACK BAY FUNDS, INC.
TOTAL RETURN BOND FUND
NOVEMBER 30, 1999

================================================================================

                                      Comparison of change in value of $10,000 investment in the
                                            Back Bay Funds, Inc. and Lehman Aggregate Index

                                            Back Bay Funds, Inc. - Total Return Bond Fund
                                                      Performance Comparison Chart

The chart below represents the omitted graph.
               Lehman Aggregate Index   Back Bay Fund - Class A  Back Bay Fund - Class B & C
12/22/97                10,000                   10,000                   10,000
12/31/97                10,003                   10,016                   10,015
01/31/98                10,131                   10,179                   10,175
02/28/98                10,124                   10,200                   10,194
03/31/98                10,159                   10,244                   10,236
04/30/98                10,212                   10,308                   10,296
05/31/98                10,308                   10,422                   10,407
06/30/98                10,396                   10,537                   10,519
07/31/98                10,418                   10,514                   10,493
08/31/98                10,588                   10,432                   10,408
09/30/98                10,835                   10,757                   10,730
10/31/98                10,778                   10,689                   10,659
11/30/98                10,839                   10,942                   10,909
12/31/98                10,872                   10,990                   10,954
01/31/99                10,950                   11,109                   11,070
02/28/99                10,758                   10,866                   10,826
03/31/99                10,730                   10,991                   10,946
04/30/99                10,764                   11,087                   11,039
05/31/99                10,669                   10,846                   10,797
06/30/99                10,635                   10,806                   10,744
07/31/99                10,590                   10,725                   10,671
08/31/99                10,585                   10,696                   10,639
09/30/99                10,708                   10,858                   10,798
10/31/99                10,747                   10,865                   10,802
11/30/99                10,746                   10,893                   10,827
                                Past performance is not predictive of future performance
                   ----------------------------------- --------------------------------------------
                                                                  Average Annual Return
                                                       ----------------- --------------------------
                                                           One Year      Since Inception 12/22/97
                   ----------------------------------- ----------------- --------------------------
                   Lehman Aggregate Index                   -0.04%                 3.78%
                   Back Bay Funds, Inc. - Class A           -0.45%                 4.50%
                   Back Bay Funds, Inc. - Class B           -0.76%                 4.17%
                   Back Bay Funds, Inc. - Class C           -0.76%                 4.17%
                   ----------------------------------- ----------------- --------------------------

-------------------------------------------------------------------------------

--------------------------------------------------------------------------------
BACK BAY FUNDS, INC.
TOTAL RETURN BOND FUND
STATEMENT OF INVESTEMENTS
NOVEMBER 30, 1999
================================================================================

                                                                                             Face             Value
                                                                                             Amount*         (Note 1)
                                                                                             ------           ------
Foreign Non-Convertible Corporate Bonds (27.95%)
------------------------------------------------------------------------------------------------------------------------------------
 Dollar Denominated (21.64%)
 Banking/Financial Services (3.57%)
 Merita Bank, 7.500%, due 12/29/49                                                         $ 625,000       $    598,329
 Merita Bank, 7.150%, due 12/29/49                                                           625,000            608,594
                                                                                                           ------------
                                                                                                              1,206,923
                                                                                                           ------------
 Building Product/Cement (0.82%)
 Cemex SA, 9.625%, due 10/01/09                                                              275,000            276,375
                                                                                                           ------------

 Cable/Media (1.45%)
 Multicanal, SA, 13.125%, 04/15/09                                                           500,000            491,250
                                                                                                           ------------

 Forest Products (3.61%)
 Abitibi Consolidated, 6.950%, due 04/01/08                                                  750,000            692,812
 Abitibi Consolidated, 7.500%, due 04/01/28                                                  180,000            157,275
 Kimberly Clark de Mexico, 8.875%, due 08/01/09                                              355,000            367,869
                                                                                                           ------------
                                                                                                              1,217,956
                                                                                                           ------------
 Government (6.49%)
 Endesa Chile, 8.500%, due 04/01/09                                                          655,000            644,787
 Gulf Canada, 8.375%, due 11/15/05                                                           250,000            248,125
 Gulf Canada, 8.350%, due 08/01/06                                                           110,000            107,663
 Republic of Argentina - Warrants, 0.000%, due 12/03/99                                          500                 68
 Republic of Argentina - Warrants, 0.000%, due 02/25/00                                          355              7,499
 Republic Of Columbia, 9.750%, due 04/23/09                                                  240,000            223,200
 Republic Of Korea, 8.875%, due 04/15/08                                                     310,000            329,763
 Republic of Panama, 8.875%, due 09/30/27                                                    610,000            513,925
 Republic of Panama, 9.375%, due 04/01/29                                                    125,000            118,281
                                                                                                           ------------
                                                                                                              2,193,311
                                                                                                           ------------
 Oil & Gas Production (3.64%)
 PDVSA Finance, 8.750%, due 02/15/04                                                         480,000            468,000
 PDVSA Finance, 6.650%, due 02/15/06                                                         385,000            328,694
 Petro Mexicano (Pemex), 9.150%, due 11/15/18                                                100,000             96,375
 YPF Sociedad Anonima, 9.125%, due 02/24/09                                                  320,000            336,400
                                                                                                           ------------
                                                                                                              1,229,469
                                                                                                           ------------
 Telecom (2.06%)
 Orange PLC, 8.750%, due 06/01/06                                                            375,000            393,750
 SK Telecom, 7.750%, due 04/29/04                                                            305,000            301,187
                                                                                                           ------------
                                                                                                                694,937
                                                                                                           ------------

 Total Dollar Denominated                                                                                     7,310,221
                                                                                                           ------------

--------------------------------------------------------------------------------
   The accompanying notes are an integral part of these financial statements.

--------------------------------------------------------------------------------
BACK BAY FUNDS, INC.
TOTAL RETURN BOND FUND
STATEMENT OF INVESTMENTS (CONTINUED)
NOVEMBER 30, 1999

================================================================================

                                                                                             Face             Value
                                                                                             Amount*         (Note 1)
                                                                                             ------           ------
Foreign Non-Convertible Corporate Bonds (Continued)
------------------------------------------------------------------------------------------------------------------------------------
 Non-Dollar Denominated (6.31%)
 Government of Canada, 7.500%, due 12/01/03 (C)                                            1,011,000       $    717,988
 International Bank of Reconciliation and Development, 5.500%, due 05/14/03 (A)            1,085,000            670,177
 KPN Qwest, 7.125%, due 06/01/09 (E)                                                         150,000            149,107
 Providence of Ontario, 4.875%, due 06/02/04 (C)                                             927,000            592,456
                                                                                                           ------------
                                                                                                              2,129,728
                                                                                                           ------------
 Total Foreign Non-Convertible Corporate Bonds (Cost $9,675,296)                                              9,439,949
                                                                                                           ------------
Domestic Non-Convertible Corporate Bonds (42.45%)
------------------------------------------------------------------------------------------------------------------------------------
 Banking/Financial Services (6.07%)
 Bankers Trust Preferred Capital Trust II, 7.875%, due 02/25/27                           $  825,000       $    770,344
 Conseco Inc., 9.000%, due 10/15/06                                                          190,000            191,425
 Lehman Brothers Holding, 6.125%, due 07/15/03                                                65,000             62,562
 Mellon Capital I, 7.720%, due 12/01/26                                                      465,000            435,937
 Paine Webber Group, 6.375%, due 05/15/04                                                    200,000            191,750
 State Street Institution Trust, 7.940%, due 12/30/26                                        410,000            396,163
                                                                                                           ------------
                                                                                                              2,048,181
                                                                                                           ------------
 Cable/Media (4.26%)
 Cablevision Systems Corporation, 7.875%, due 12/15/07                                       475,000            469,656
 Cablevision Systems Corporation, 7.875%, due 02/15/18                                       215,000            203,981
 Comcast Cable Communications, 9.125%, due 10/15/06                                          300,000            312,750
 Comcast Cable Communications, 8.875%, due 05/01/17                                          410,000            453,563
                                                                                                           ------------
                                                                                                              1,439,950
                                                                                                           ------------
 Electric Utilities (8.65%)
 Arizona Public Service (PVNGS II), 8.000%, due 12/30/15                                     475,000            474,406
 Calenergy Co Inc., 7.230%, due 09/15/05                                                     125,000            123,437
 Calenergy Co Inc., 7.630%, due 10/15/07                                                     285,000            284,644
 Calenergy Co Inc., 7.520%, due 09/15/08                                                     185,000            183,150
 Cleveland Electric (Beaver Valley), 9.000%, due 06/01/17                                    625,000            642,187
 CE Generating (Project Finance 144A), 7.416%, due 12/15/18                                  100,000             94,072
 East Coast Power, 7.066%, due 03/31/12                                                      310,000            279,388
 East Coast Power, 7.536%, due 06/30/17                                                      120,000            106,950
 Texas Utility Electric Capital Trust Prefund, 8.175%, due 01/30/37                          765,000            732,488
                                                                                                           ------------
                                                                                                              2,920,722
                                                                                                           ------------

--------------------------------------------------------------------------------
   The accompanying notes are an integral part of these financial statements.

--------------------------------------------------------------------------------




================================================================================

                                                                                             Face             Value
                                                                                             Amount*         (Note 1)
                                                                                             ------           ------
Domestic Non-Convertible Corporate Bonds (Continued)
------------------------------------------------------------------------------------------------------------------------------------
 Manufacturing/Industrial (6.28%)
 American Standard, 7.375%, due 04/15/05                                                     430,000       $    407,425
 Ford Holdings, Inc., 9.300%, due 03/01/30                                                   725,000            855,500
 Lockheed Martin, 8.200%, due 12/01/09                                                       125,000            124,687
 Lockheed Martin, 8.500%, due 12/01/29                                                       105,000            103,819
 Owens Illinois, 7.800%, due 05/15/18                                                        720,000            630,900
                                                                                                           ------------
                                                                                                              2,122,331
                                                                                                           ------------
 Media/Entertainment (2.59%)
 News America, 10.125%, due 10/15/12                                                         375,000            414,375
 Time Warner, 9.125%, due 01/15/13                                                           410,000            460,737
                                                                                                           ------------
                                                                                                                875,112
                                                                                                           ------------
 Retail (4.89%)
 Aramark, 7.000%, due 07/15/06                                                               290,000            275,138
 Federated Department Stores, 6.790%, due 07/15/27                                           260,000            255,450
 Great Atlantic & Pacific Tea Company, 7.750%, due 04/15/07                                  725,000            670,625
 J.C. Penney Co., Inc., 9.750%, due 06/15/21                                                 150,000            157,500
 Kroger Co., 7.250%, due 06/01/09                                                            190,000            185,013
 Rite Aid Corporation, 7.125%, due 01/15/07                                                  110,000             67,100
 Rite Aid Corporation, 7.700%, due 02/15/27                                                   70,000             39,200
                                                                                                           ------------
                                                                                                              1,650,026
                                                                                                           ------------
 Telecom (8.07%)
 AT&T Corporation, 8.625%, due 12/01/31                                                      215,000            221,450
 KPN Qwest, 8.125%, due 06/01/09                                                             590,000            570,825
 MCI Communications Corporation, 7.125%, due 06/15/27                                      1,430,000          1,440,725
 Metromedia Fiber, 10.000%, due 12/15/09                                                      80,000             81,200
 Sprint, 6.900%, due 05/01/19                                                                445,000            412,738
                                                                                                           ------------
                                                                                                              2,726,938
                                                                                                           ------------
 Transportation (1.64%)
 Norfolk Southern Corporation, 7.050%, due 05/01/37                                          565,000            554,406
                                                                                                           ------------
 Total Domestic Non-Convertible Corporate Bonds (Cost $15,232,926)                                           14,337,666
                                                                                                           ------------

 U.S. Government Agencies (15.83%)
 Federal Home Loan Mortgage Corporation, 5.000%, 01/15/04                                    795,000            749,908
 Federal Home Loan Mortgage Corporation, 6.500%, 07/01/29                                    591,617            564,622
 Federal National Mortgage Association, 6.000%, 05/15/08                                     935,000            889,129
 Federal National Mortgage Association, 7.000%, 10/01/28                                     505,718            494,810
 Government National Mortgage Association, 8.000%, 09/15/26                                  387,777            394,079

--------------------------------------------------------------------------------
   The accompanying notes are an integral part of these financial statements.

--------------------------------------------------------------------------------
BACK BAY FUNDS, INC.
TOTAL RETURN BOND FUND
STATEMENT OF INVESTMENTS (CONTINUED)
NOVEMBER 30, 1999
================================================================================

                                                                                             Face             Value
                                                                                             Amount*         (Note 1)
                                                                                             ------           ------
Domestic Non-Convertible Corporate Bonds (Continued)
------------------------------------------------------------------------------------------------------------------------------------
 U.S. Government Agencies (Continued)
 Government National Mortgage Association, 7.500%, 12/15/27                                  415,946       $    415,035
 Government National Mortgage Association, 7.000%, 05/15/28                                  320,793            313,274
 Government National Mortgage Association, 7.000%, 06/15/28                                  247,345            241,548
 Government National Mortgage Association, 6.500%, 10/15/28                                  401,006            381,457
 Government National Mortgage Association, 7.500%, 08/15/29                                  169,603            169,232
 Government National Mortgage Association, 7.000%, 12/20/29                                  750,000            732,420
                                                                                                           ------------
 Total U.S. Government Agencies (Cost $5,474,655)                                                             5,345,514
                                                                                                           ------------

 U.S. Government Obligation (10.01%)
 U.S. Treasury Note, 5.500%, 08/31/01                                                        700,000            694,201
 U.S. Treasury Note, 5.250%, 08/15/03                                                        865,000            840,534
 U.S. Treasury Note, 6.125%, 08/15/07                                                        120,000            118,772
 U.S. Treasury Note, 6.000%, 08/15/09                                                      1,750,000          1,727,982
                                                                                                           ------------
 Total U.S. Government Obligation (Cost $3,432,594)                                                           3,381,489
                                                                                                           ------------

Short-Term Investments (4.91%)
Commercial Paper (4.91%)
------------------------------------------------------------------------------------------------------------------------------------
 American Express Corporation, 5.450%, due 12/01/99                                          100,000            100,000
 Household Finance, 5.680%, due 12/01/99                                                   1,558,000          1,558,000
                                                                                                           ------------
 Total Short Term Investments (Cost $1,658,000)                                                               1,658,000
                                                                                                           ------------
 Total Investments (101.15%) (Cost $35,473,471+)                                                             34,162,618
 Liabilities in Excess of Cash and Other Assets (-1.15%)                                                   (    389,300)
                                                                                                           ------------
 Net Assets (100.00%)                                                                                      $ 33,773,318
                                                                                                           ============

+ Aggregate cost for federal income tax purposes is $35,590,158. Aggregate unrealized appreciation and depreciation, based on cost for federal income tax purposes, are $69,467 and $1,497,007 respectively.

*    Securities denominated in U.S. dollars unless otherwise indicated.

CURRENCY ABBREVIATIONS:
           A    = Australia
           C    = Canada
           E    = Euro

--------------------------------------------------------------------------------
   The accompanying notes are an integral part of these financial statements.

--------------------------------------------------------------------------------
BACK BAY FUNDS, INC.
TOTAL RETURN BOND FUND
STATEMENT OF ASSETS AND LIABILITIES
NOVEMBER 30, 1999
================================================================================

 ASSETS

 Investments in securities at value (Cost $35,473,471).................................   $    34,162,618
 Receivables:
   Securities sold.....................................................................         1,002,289
   Interest............................................................................           608,404
 Due from Manager......................................................................            16,155
 Deferred organization expenses........................................................            28,349
                                                                                           --------------
          Total assets.................................................................        35,817,815
                                                                                           --------------

 LIABILITIES

 Payables:
   Securities purchased................................................................           802,330
   Dividends...........................................................................            45,535
 Due to Custodian......................................................................         1,155,893
 Accrued expenses and other liabilities................................................            40,739
                                                                                           --------------
         Total liabilities.............................................................         2,044,497
                                                                                           --------------
 Net Assets............................................................................   $    33,773,318
                                                                                           ==============

 Net asset value, offering and redemption price per share:
 Class A shares, 3,565,584 shares outstanding..........................................   $          9.47
                                                                                           ==============
 Class B shares,       104 shares outstanding..........................................   $          9.47
                                                                                           ==============
 Class C shares,       104 shares outstanding..........................................   $          9.47
                                                                                           ==============










--------------------------------------------------------------------------------
   The accompanying notes are an integral part of these financial statements.

--------------------------------------------------------------------------------
BACK BAY FUNDS, INC.
TOTAL RETURN BOND FUND
STATEMENT OF OPERATIONS
YEAR ENDED NOVEMBER 30, 1999
================================================================================

 INVESTMENT INCOME
 Income:
    Interest.......................................................................... $       2,976,484
                                                                                        ----------------
 Expenses: (Note 2)
    Investment management fee.........................................................           150,595
    Administration fee................................................................            96,000
    Shareholder servicing fee (Class B)...............................................                 3
    Shareholder servicing fee (Class C)...............................................                 3
    Custodian expenses................................................................            14,191
    Shareholder servicing and related shareholder expenses............................            28,338
    Legal, compliance and filing fees.................................................            67,378
    Audit and accounting..............................................................            21,700
    Directors' fees...................................................................             6,178
    Amortization of organization costs................................................             9,264
    Miscellaneous.....................................................................             2,330
                                                                                         ---------------
      Total expenses..................................................................           395,980
         Less:
           Expenses paid indirectly...................................................  (              3)
           Fees waived and expenses reimbursed........................................  (        223,754)
                                                                                         ---------------
      Net expenses....................................................................           172,223
                                                                                         ---------------
 Net investment income................................................................         2,804,261
                                                                                         ---------------

 REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS

 Net realized gain (loss) on:
    Investments.......................................................................  (      1,500,139)
    Foreign currency transactions.....................................................  (            283)
                                                                                         ---------------
                                                                                        (      1,500,422)
                                                                                         ---------------
 Net unrealized appreciation (depreciation) on:
    Investments.......................................................................  (      1,816,016)
    Translation of assets and liabilities denominated in foreign currencies...........  (            181)
                                                                                         ---------------
 Net unrealized appreciation (depreciation)...........................................  (      1,816,197)
                                                                                         ---------------
    Net realized and unrealized gain (loss)...........................................  (      3,316,619)
                                                                                         ---------------
 Net Increase (decrease) in net assets resulting from operations...................... $(        512,358)
                                                                                         ===============

--------------------------------------------------------------------------------
   The accompanying notes are an integral part of these financial statements.

--------------------------------------------------------------------------------
BACK BAY FUNDS, INC.
TOTAL RETURN BOND FUND
STATEMENTS OF CHANGES IN NET ASSETS

================================================================================

                                                                      Year                   December 22, 1997
                                                                     Ended                (Commencement of Sales)
                                                               November 30, 1999           to November 30, 1998
                                                               -----------------           --------------------

 INCREASE (DECREASE) IN NET ASSETS

 Operations:
    Net investment income...................................  $     2,804,261                $     1,674,059
    Net realized gain (loss)................................  (     1,500,422)                       649,056
    Net unrealized appreciation (depreciation) .............  (     1,816,197)                       504,776
                                                               --------------                 --------------
    Increase (decrease) in net assets from operations.......  (       512,358)                     2,827,891

 Dividends to shareholders from:
    Net investment income:
       Class A..............................................  (     2,792,021)               (     1,673,943)
       Class B..............................................  (            63)               (            58)
       Class C..............................................  (            63)               (            58)

 Dividends to shareholders from:
    Net realized gain (loss) on investments:
       Class A..............................................  (       649,243)                          -0-
       Class B..............................................  (            17)                          -0-
       Class C..............................................  (            17)                          -0-
 Return of capital, Class A.................................  (        11,993)                          -0-

 Capital share transactions (Note 3)
       Class A..............................................  (     3,363,948)                    39,847,135
       Class B..............................................              -0-                             37
       Class C..............................................              -0-                             37
                                                               --------------                 --------------
    Total increase (decrease)...............................  (     7,329,723)                    41,001,041
 Net assets:
    Beginning of year.......................................       41,103,041                        102,000
                                                               --------------                 --------------
    End of year.............................................  $    33,773,318                     41,103,041
                                                               ==============                 ==============

--------------------------------------------------------------------------------
   The accompanying notes are an integral part of these financial statements.

--------------------------------------------------------------------------------
BACK BAY FUNDS, INC.
TOTAL RETURN BOND FUND
NOTES TO FINANCIAL STATEMENTS

================================================================================
1. Summary of Accounting Policies.

Back Bay Funds, Inc. (the "Fund") is an open-end, diversified management investment company currently comprised of the Total Return Bond Fund (the "Portfolio"). The Portfolio's investment objective is to seek to maximize total return by investing primarily in higher quality, fixed and floating-rate debt instruments. The generation of income is a secondary objective. The Portfolio has three classes of stock authorized, Class A, Class B and Class C. The Class A shares of the Portfolio are available to corporate, institutional and individual investors ("Institutional Investors") and either are sold directly to Institutional Investors or are sold through financial intermediaries that do not receive compensation from the Manager or Distributor. The Class B shares of the Portfolio are subject to a service fee pursuant to the Portfolio's Rule 12b-1 Distribution and Service Plan and are sold through financial intermediaries who provide servicing to Class B shareholders for which they receive compensation from the Manager or the Distributor. The Class C shares of the Portfolio are available to qualified retirement plan clients of life insurance companies ("Insurance Company Investors") and, as are the Class B shares, the Class C shares are subject to a service fee pursuant to the Portfolio's 12b-1 Plan and either are sold directly to Insurance Company Investors or are sold through financial intermediaries who provide servicing to Class C shareholders for which they receive compensation from the Manager or Distributor. Unlike the Class B and Class C shares, the Class A shares are not subject to a service fee. In all other respects, the Class A, Class B and Class C shares represent the same interest in the income and assets of the Portfolio.

The Fund's financial statements are prepared in accordance with generally accepted accounting principles for investment companies as follows:

     a) Valuation of Securities -
     Securities for which transaction prices are readily available are stated at market value (determined on the basis of the last reported sales price, or a similar means). All other securities for which market prices are not readily available are priced on the basis of valuations provided by a pricing service approved by the Board of Directors, which uses information with respect to transactions in bonds, quotations from bond dealers, market transactions in comparable securities and various relationships between securities in determining value. The valuations provided by such pricing service will be based upon fair market value determined most likely on the basis of the factors listed above. Short-term investments that will mature in 60 days or less are stated at amortized cost, which approximates market value. All other securities and assets are valued at their fair market value as determined in good faith by the Board of Directors.

     b) Foreign Currency Translation -
     Portfolio securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars based on the exchange rate of such currencies against U.S. dollars on the date of valuation. Purchases and sales of securities and income items denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date. When the Portfolio purchases or sells foreign securities it will customarily enter into a foreign exchange contract to minimize foreign exchange risk from the trade date to the settlement date of such transactions.

     The Fund does not separately report the effect of changes in foreign exchange rates from changes in market prices on securities held. Such changes are included in net realized and unrealized gain or loss from investments.

     Realized foreign exchange gains or losses arise from sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions and the difference between the recorded amounts of interest, and foreign withholding taxes, and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from changes in foreign exchange rates of foreign currency denominated assets and liabilities other than investments in securities held at the end of the reporting period.

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------




================================================================================
1. Summary of Accounting Policies. (Continued)

     c) Federal Income Taxes -
     It is the Fund's policy to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its taxable income to its shareholders. Therefore, no provision for federal income tax is required.

     d) Dividends and Distributions -
     Dividends from investment income are declared daily and paid monthly. Capital gains distributions if any, will be made at least annually and in no event later than sixty days after the end of the Fund's fiscal year.

     e) Organization Costs -
     Organization expenses are being deferred and amortized on a staight line basis over a period of five years from the Fund's commencement of operations. The proceeds of any redemptions by the original shareholder of the initial shares will be reduced by a pro rata portion of any then unamortized organizational expenses, based on the ratio of the shares redeemed to the total initial shares outstanding immediately prior to the redemption.

     f) Use of Estimates -
     The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that effect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

     g) General -
     Securities transactions are recorded on a trade date basis. Interest income is accrued as earned. Realized gains and losses from securities transactions are recorded on the identified cost basis. Discounts and premiums on securities purchased are amortized using the effective interest method over their respective lives. It is the Fund's policy to take possession of securities as collateral under repurchase agreements and to determine on a daily basis that the value of such securities are sufficient to cover the value of the repurchase agreements.

  2. Investment Management Fees and Other Transactions with Affiliates.

Under the Investment Management Contract, the Portfolio pays an investment management fee to Back Bay Advisors, L.P. (the "Manager") equal to .35% of the Portfolio's average daily net assets.

Pursuant to an Administrative Services Agreement, the Portfolio pays to Reich & Tang Asset Management L.P. (the "Administrator") an annual fee equal to .15% of the Portfolio's average net assets up to $100 million, .125% of the next $150 million of such assets, .10% of the next $250 million of such assets and .075% of such assets over $500 million, with a minimum monthly fee of $8,000.

Pursuant to a Distribution and Service Plan adopted under Securities and Exchange Commission Rule 12b-1, the Portfolio and Reich & Tang Distributors, Inc. (the "Distributor") have entered into a Shareholder Servicing Agreement (with respect to the Class B and Class C shares of the Fund only). For its services under the Shareholder Servicing Agreement, the Distributor receives from the Portfolio with respect only to Class B and Class C shares, a service fee equal to .25% per annum of the average daily net assets.

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
BACK BAY FUNDS, INC.
TOTAL RETURN BOND FUND
NOTES TO FINANCIAL STATEMENTS (CONTINUED)


================================================================================
2.  Investment   Management  Fees  and  Other   Transactions   with  Affiliates.
(Continued)

The Manager and the Administrator at their discretion may voluntarily waive all or a portion of the Management Fees and Administration Fees and to voluntarily reimburse the Portfolio's other operating expenses to the extent necessary to maintain the Total Portfolio Operating Expenses at not more than .40%, .65% and
 .80% of the Portfolio's average net assets with respect to the Class A, B and C shares, respectively.

During the year ended November 30, 1999, the Manager and the Distributor voluntarily waived investment management fees and Shareholder servicing fees of $150,595 and $6, respectively, and reimbursed other operating expenses of $73,153.

Fees are paid to Directors who are unaffiliated with the Manager on the basis of $1,000 per annum plus $250 per meeting attended.

Included in the statement of operations under the caption "Custodian expenses" are expense offsets of $3. Included under the caption "Shareholder servicing and related shareholder expenses" are fees of $25,000 paid to Reich & Tang Services, L.P. an affiliate of the Administrator as servicing agent for the Fund.

3. Capital Stock.

At November 30, 1999, 20,000,000,000 shares of $.001 par value stock were authorized and capital paid in amounted to $36,573,268. Transactions in capital stock were as follows:

                                                      Year                                 December 22, 1997
                                                      Ended                           (Commencement of Sales) to
                                                November 30, 1999                          November 30, 1998
                                        -----------------------------------       -------------------------------------
                                             Shares             Amount                Shares                Amount
                                             ------             ------                ------                ------
 Class A
 -------
 Sold................................        1,613,850     $    15,953,554             4,723,139      $     47,413,044
 Issued on reinvestment of dividends.          273,357           2,695,239               137,847             1,398,689
 Redeemed............................  (     2,304,842)    (    22,012,741)      (       887,767)     (      8,964,598)
                                        --------------      --------------        --------------       ---------------
 Net increase (decrease).............  (       417,635)    (     3,363,948)            3,973,219      $     39,847,135
                                        ==============      ==============        ==============       ===============
 Class B
 -------
 Sold................................         --                 --                    --                    --
 Issued on reinvestment of dividends.         --                 --                            4                    37
 Redeemed............................         --                 --                    --                    --
                                        --------------      --------------        --------------       ---------------
 Net increase (decrease).............        -0-                -0-                            4                    37
                                        ==============      ==============        ==============       ===============
 Class C
 -------
 Sold................................         --                 --                    --                    --
 Issued on reinvestment of dividends.         --                 --                            4                    37
 Redeemed............................         --                 --                    --                    --
                                        --------------      --------------        --------------       ---------------
 Net increase (decrease).............        -0-                -0-                            4                    37
                                        ==============      ==============        ==============       ===============

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------




================================================================================
4. Investment Transactions.

Purchases and sales of investment securities, other than short-term investments, totaled $69,049,799 and $70,490,249, respectively. Accumulated undistributed net realized losses on November 30, 1999 amounted to $1,488,529. At November 30, 1999, the Fund had tax basis capital losses of $1,371,842 which may be carried forward to offset future gains. Such losses expire in November 30, 2007.

5. Financial Highlights.

                                                                         CLASS A
                                                      -----------------------------------------------

                                                            Year                December 22, 1997
                                                            Ended          (Commencement of Sales) to
                                                      November 30, 1999         November 30, 1998
                                                      -----------------         -----------------
 Per Share Operating Performance:
 (for a share outstanding throughout the period)
 Net asset value, beginning of period...............       $ 10.32                   $ 10.00
                                                           --------                  --------
 Income from investment operations:
   Net investment income............................          0.64                      0.59
 Net realized and unrealized
   gains (losses) on investments....................       (  0.69 )                    0.32
                                                            -------                  --------
 Total from investment operations...................       (  0.05 )                    0.91
                                                            -------                  --------
 Less distributions:
   Dividends from net investment income.............       (  0.64 )                 (  0.59 )
   Distributions from net realized gains............       (  0.16 )                   --
                                                            -------                   -------
 Total distributions................................       (  0.80 )                 (  0.59 )
                                                            -------                   -------
 Net asset value, end of period.....................       $  9.47                   $ 10.32
                                                           ========                  ========
 Total Return (not annualized)......................       (  0.45%)                    9.42%
 Ratios/Supplemental Data
 Net assets, end of period (000)....................       $  33,771                 $  41,101
 Ratios to average net assets:
   Expenses (net of fees waived and reimbursed)+....          0.40%                     0.41%*
   Net investment income............................          6.52%                     6.22%*
   Management fees waived...........................          0.35%                     0.35%*
   Expenses reimbursed..............................          0.17%                     0.58%*
   Expense offsets..................................          0.00%                     0.01%*
   Portfolio turnover rate..........................        165.41%                   220.55%

   *    Annualized
   +    Includes expense offsets.


--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
BACK BAY FUNDS, INC.
TOTAL RETURN BOND FUND
NOTES TO FINANCIAL STATEMENTS (CONTINUED)

================================================================================
5. Financial Highlights. (Continued)

                                                             CLASS B                                       CLASS C
                                             ------------------------------------------  ------------------------------------------

                                                  Year            December 22, 1997            Year           December 22, 1997
                                                  Ended       (Commencement of Sales) to        Ended     (Commencement of Sales) to
                                             November 30, 1999    November 30, 1998      November 30, 1999    November 30, 1998
                                             -----------------    -----------------      -----------------    -----------------
 Per Share Operating Performance:
 (for a share outstanding throughout the period)
 Net asset value, beginning of period........... $ 10.32              $ 10.00                $ 10.32              $ 10.00
                                                 --------             --------               --------             --------
 Income from investment operations:
   Net investment income........................    0.61                 0.56                   0.61                 0.56
 Net realized and unrealized
   gains (losses) on investments................ (  0.69 )               0.32                (  0.69 )               0.32
                                                  -------             --------                -------             --------
 Total from investment operations............... (  0.08 )               0.88                (  0.08 )               0.88
                                                  -------             --------                -------             --------
 Less distributions:
   Dividends from net investment income......... (  0.61 )            (  0.56 )              (  0.61 )            (  0.56 )
   Distributions from net realized gains........ (  0.16 )              --                   (  0.16 )              --
                                                  -------             --------                -------             --------
 Total distributions............................ (  0.77 )            (  0.56 )              (  0.77 )            (  0.56 )
                                                  -------              -------                -------              -------
 Net asset value, end of period................. $  9.47              $ 10.32                $  9.47              $ 10.32
                                                 ========             ========               ========             ========
 Total Return (not annualized).................. (  0.76%)               9.09%               (  0.76%)               9.09%
 Ratios/Supplemental Data
 Net assets, end of period (000)................ $    1               $    1                 $    1               $    1
 Ratios to average net assets:
   Expenses (net of fees waived and reimbursed)+    0.65%                0.66%*                 0.80%                0.81%*
   Net investment income........................    6.20%                5.91%*                 6.20%                5.91%*
   Management and shareholder
      servicing fees waived.....................    0.35%                0.60%*                 0.35%                0.60%*
   Expenses reimbursed..........................    0.17%                0.58%*                 0.17%                0.58%*
   Expense offsets..............................    0.00%                0.01%*                 0.00%                0.01%*
   Portfolio turnover rate......................  165.41%              220.55%                165.41%              220.55%


 * Annualized
 + Includes expense offsets.




--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
BACK BAY FUNDS, INC. - TOTAL RETURN BOND FUND
REPORT OF INDEPENDENT ACCOUNTANTS


================================================================================


To The Board of Directors and Shareholders
Back Bay Funds, Inc. - Total Return Bond Fund


In our opinion, the accompanying statement of assets and liabilities, including the statement of investments, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of Back Bay Funds, Inc. - Total Return Bond Fund (the "Fund") at November 30, 1999, and the results of its operations, the changes in its net assets and the financial highlights for the year then ended, in conformity with generally accepted accounting principles. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the Fund's management; our responsibility is to express an opinion on these financial statements based on our audit. We conducted our audit of these financial statements in accordance with generally accepted auditing standards which require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audit, which included confirmation of securities at November 30, 1999 by correspondence with the custodian and brokers, provides a reasonable basis for the opinion expressed above. The financial statements for the period from December 22, 1997 (Commencement of sales) to November 30, 1998, including the financial highlights for the period then ended were audited by other independent accountants whose report dated December 28, 1998 expressed an unqualified opinion on those financial statements.







PricewaterhouseCoopers LLP
New York, NY
January 13, 2000







--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
BACK BAY FUNDS, INC. TOTAL RETURN BOND FUND
CHANGE IN INDEPENDENT ACCOUNTANTS


================================================================================



On August 13, 1999, McGladrey & Pullen, LLP (McGladrey) resigned as independent auditors of the Fund pursuant to an agreement by PricewaterhouseCoopers LLP
(PwC) to acquire McGladrey's investment company practice. The McGladrey partners and professionals serving the Fund at the time of the acquisition joined PwC.

The report of McGladrey on the financial statements of the Fund during the past fiscal year contained no adverse opinion or a disclaimer of opinion, and was not qualified or modified as to uncertainty, audit scope or accounting principles.

In connection with its audit for the most recent fiscal year and through August 13, 1999, there were no disagreements with McGladrey on any matter of accounting principle or practices, financial statement disclosure, or auditing scope or procedure, which disagreements, if not resolved to the satisfaction of McGladrey would have caused it to make reference to the subject matter of disagreement in connection with its report.

Effective August 13, 1999, the Fund, with the approval of its Board of Directors and its Audit Committee, engaged PwC as its independent auditors.



















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------------------------------------------------------
This report is submitted for the general  information
of  the   shareholders   of  the  Fund.   It  is  not
authorized for distribution to prospective  investors
in the Fund  unless  preceded  or  accompanied  by an
effective  prospectus,   which  includes  information
regarding   the  Fund's   objectives   and  policies,
experience  of  its  management,   marketability   of
shares, and other information.
------------------------------------------------------
















BB1199P



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

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                                    BACK BAY
                                   FUNDS, INC.


                             TOTAL RETURN BOND FUND




                                November 30, 1999
                                  Annual Report








                                [GRAPHIC OMITTED]
                             Back Bay Advisors, L.P.
                             -----------------------







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